As filed with the Securities and Exchange Commission on July 2 , 2012

File No. 2-87913
File No. 811-03904

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 32	☒

The Value Line Tax Exempt Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

7 Times Square, 21st Floor,
New York, New York 10036-6524
(Address of Principal Executive Offices) (Zip Code)

(212) 907-1500
Registrant’s Telephone Number, Including Area Code

Mitchell E. Appel,
The Value Line Tax Exempt Fund, Inc.
7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:
Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807

It is proposed that this filing will become effective (check appropriate box)
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

C-3

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the  2nd day of  July ,  2012.

THE VALUE LINE TAX EXEMPT FUND, INC.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President and Chief Executive Officer

          Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*Joyce E. Heinzerling	Director	July 2 , 2012
(Joyce E. Heinzerling)
*Francis C. Oakley	Director	July 2 , 2012
(Francis C. Oakley)
*David H. Porter	Director	July 2 , 2012
(David H. Porter)
*Paul Craig Roberts	Director	July 2 , 2012
(Paul Craig Roberts)
*Nancy-Beth Sheerr	Director	July 2 , 2012
(Nancy-Beth Sheerr)
*Daniel S. Vandivort	Director	July 2 , 2012
(Daniel S. Vandivort)

/s/ Mitchell E. Appel	Director; President and Chief Executive	July 2 , 2012
(Mitchell E. Appel)	Officer (Principal Executive Officer)

/s/ Emily D. Washington	Treasurer; Principal Financial	July 2 , 2012
(Emily D. Washington)	and Accounting Officer; Secretary

*By:	/s/ Mitchell E. Appel
(Mitchell E. Appel, Attorney-In-Fact)

* Attorney-in-fact pursuant to Power of Attorney filed as an exhibit to Post-Effective Amendment No. 29 and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL INSTANCE DOCUMENT
EX-101.SCH	XBRL TAXONOMY EXTENSION SCHEMA DOCUMENT
EX-101.CAL	XBRL TAXONOMY EXTENSION CALCULATION LINKBASE
EX-101.DEF	XBRL TAXONOMY EXTENSION DEFINITION LINKBASE
EX-101.LAB	XBRL TAXONOMY EXTENSION LABELS LINKBASE
EX-101.PRE	XBRL TAXONOMY EXTENSION PRESENTATION LINKBASE